Related party transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions
35. Related party transactions
35.1 Related party transactions
With members of the Board of Directors and of the Executive Committee:

TCHF	2023	2022
Short-term employee benefits	2,267	2,873
Post-employment benefits	90	89
Other benefits	452	—
Share-based compensation	246	—

Total compensation	3,055	2,962

Further details on management’s compensation are provided in the compensation report.
35.2 Related party balances
As of December 31, 2023, the liability of TCHF 1,355 due to GEM (December 31, 2022: TCHF 1,280) was the only material related party balance.